Fair value of financial instruments - Carrying Value and Estimated Fair Value of our Financial Instrument (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Fair value | Level 2
Assets
Related party loans receivable	$ 476
Liabilities
Related party loans payable by the VIE	222
Fair value | Level 2 | Unsecured bonds
Liabilities
Debt	0
Fair value | Level 2 | Secured credit facilities
Liabilities
Debt	5,388
Fair value | Level 2 | Credit facilities contained within variable interest entities
Liabilities
Debt	612
Fair value | Level 1 | Secured Debt
Liabilities
Debt	770
Carrying value | Level 2
Assets
Related party loans receivable	476
Liabilities
Related party loans payable by the VIE	226
Carrying value | Level 2 | Unsecured bonds
Liabilities
Debt	0
Carrying value | Level 2 | Secured credit facilities
Liabilities
Debt	5,519
Carrying value | Level 2 | Credit facilities contained within variable interest entities
Liabilities
Debt	626
Carrying value | Level 1 | Secured Debt
Liabilities
Debt	$ 769
Predecessor | Fair value | Level 2
Assets
Related party loans receivable		$ 470
Liabilities
Related party loans payable by the VIE		218
Predecessor | Fair value | Level 1 | Secured Debt
Liabilities
Debt		0
Predecessor | Carrying value | Level 2
Assets
Related party loans receivable		470
Liabilities
Related party loans payable by the VIE		314
Predecessor | Carrying value | Level 2 | Unsecured bonds
Liabilities
Debt		2,334
Predecessor | Carrying value | Level 2 | Secured credit facilities
Liabilities
Debt		5,581
Predecessor | Carrying value | Level 2 | Credit facilities contained within variable interest entities
Liabilities
Debt		786
Predecessor | Carrying value | Level 1 | Secured Debt
Liabilities
Debt		$ 0